Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating Leases, Rent Expense, Net, Total	$ 6,900	$ 39,248	$ 34,854	$ 32,736